Average Annual Total Returns - VY BrandywineGLOBAL - Bond Portfolio	No Class 1 Yr	No Class 5 Yrs	No Class 10 Yrs	No Class Since Inception	No Class Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs	Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	17.47%	6.10%		5.22%	Feb. 20, 2015	7.51%	[1]	4.44%	[1]	[1]	3.79%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.